Other operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of other operating income (expenses), net

	2023	2022	2021

Other operating income, net	99,307	64,638	71,877
Other operating expenses	(71,382)	(56,311)	(93,718)

Other operating income (expenses), net	27,925	8,327	(21,841)